Dividends	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Dividends [Abstract]
Dividends	7. Dividends The Company has not declared a dividend for the year ended 30 June 2022 (2021: $nil).	8. Dividends The Company has not declared a dividend for the years ended 30 June 2020 or 2021.